Goodwill and Other Intangible Assets (Tables) - OneMain Holdings, Inc. [Member]	12 Months Ended
Dec. 31, 2016
Schedule of Goodwill

Changes in the carrying amount of goodwill, all of which is reported in our Consumer and Insurance segment, were as follows:

(dollars in millions)
Years Ended December 31,	2016	2015

Balance at beginning of period	$1,440	$-
Goodwill - OneMain Acquisition *	-	1,440
Adjustments to purchase price allocation*	(18)	-
Balance at end of period	$1,422	$1,440

*	Goodwill was recorded at OMFH subsidiary level.

Schedule of Finite-Lived Intangible Assets

The gross carrying amount and accumulated amortization, in total and by major intangible asset class were as follows:

(dollars in millions)	Gross Carrying Amount *	Accumulated Amortization	Net Other Intangible Assets

December 31, 2016
Customer relationships	$223	$(58)	$165
Trade names	220	-	220
VOBA	141	(74)	67
Licenses	37	-	37
Customer lists	9	(9)	-
Domain names	1	-	1
Customer backlog	3	(1)	2
Total	$634	$(142)	$492

December 31, 2015
Customer relationships	$223	$(24)	$199
Trade names	220	-	220
VOBA	141	(39)	102
Licenses	37	-	37
Customer lists	9	(9)	-
Domain names	1	-	1
Total	$631	$(72)	$559

*	In connection with the OneMain Acquisition, OMFH recorded $555 million of other intangible assets in November of 2015.

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense

The estimated aggregate amortization of other intangible assets for each of the next five years is reflected in the table below.

(dollars in millions)	Estimated Aggregate Amortization Expense

2017	$55
2018	46
2019	41
2020	38
2021	32